Document and Entity Information	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Registrant Name	GH Research PLC
Entity Central Index Key	0001855129
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023